UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—69.4%
$1,486	American Home Mortgage Assets, 1.401%, 11/25/46, CMO, FRN	Caa1/BB-	$704,383
£430	Auburn Securities PLC, 0.916%, 10/1/41, CMO, FRN	Aaa/AAA	564,293
$779	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Ca/NR	405,754
	Banc of America Commercial Mortgage, Inc., CMO,
2,600	5.658%, 6/10/49, VRN	Aa3/A-	2,299,069
3,000	5.889%, 7/10/44, VRN	NR/A+	2,735,166
887	5.918%, 4/11/36 (a)(d)	NR/AA-	664,632
	Banc of America Funding Corp., CMO,
575	3.752%, 12/20/36, VRN	A3/AAA	546,811
2,617	5.918%, 10/20/46, FRN	NR/CCC	1,740,988
5,000	Banc of America Large Loan, Inc., 0.983%, 8/15/29, CMO, FRN (a)(d)	Aaa/AA	3,717,326
	Banc of America Mortgage Securities, Inc., CMO,
330	4.703%, 6/25/35, FRN	Baa3/NR	283,061
876	4.763%, 5/25/35, FRN	B3/NR	750,268
3,750	5.186%, 6/25/35, FRN	Ba3/NR	3,077,934
4,533	5.50%, 4/25/34	NR/AAA	4,059,733
1,617	5.75%, 8/25/34	NR/AAA	1,280,145
€2,163	Bancaja Fondo de Titulizacion de Activos, 0.835%, 5/22/50, CMO, FRN	Aa1/AAA	2,561,825
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
$1,250	3.497%, 1/25/35, FRN	Aa2/AA+	1,084,717
257	3.643%, 9/25/34, VRN	Baa2/AA	195,804
447	3.688%, 10/25/36, VRN	NR/B-	267,764
2,336	4.785%, 5/25/34, FRN	A2/A+	2,147,771
1,080	5.354%, 3/25/35, VRN	Aa2/AA-	915,780
	Bear Stearns Alt-A Trust, CMO,
4,548	0.391%, 6/25/46, FRN	Caa3/CCC	2,227,941
2,513	0.581%, 1/25/35, FRN	Aa2/AAA	1,677,161
1,491	0.831%, 6/25/34, FRN	A3/AAA	1,132,826
344	3.618%, 9/25/34, FRN	A1/AAA	235,762
1,430	4.226%, 9/25/34, VRN	A2/AAA	947,323
731	5.487%, 7/25/35, FRN	Ba1/CCC	507,262
151	5.647%, 11/25/35, VRN	B1/CCC	111,451
8,000	5.694%, 8/25/36, VRN	Caa3/CC	3,132,040
422	5.697%, 11/25/36, VRN	Caa2/CCC	277,345
733	5.794%, 5/25/36, VRN	Caa2/CCC	407,255
1,378	6.25%, 8/25/36, VRN	Caa2/CCC	915,323
	Bear Stearns Commercial Mortgage Securities, CMO,
2,409	0.343%, 3/15/19, FRN (a)(d)	Aaa/AA	2,154,332
1,000	5.694%, 6/11/50, VRN	NR/A+	940,922
4,200	5.719%, 6/11/40, VRN (k)	Aaa/NR	3,959,118
1,519	7.00%, 5/20/30, VRN	Aaa/AAA	1,705,529
£800	Bluestone Securities PLC, 0.826%, 6/9/43, CMO, FRN	NR/AAA	1,173,031
$5,315	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(d)(g)	Ca/BBB-	2,983,860
2,386	Chase Mortgage Finance Corp., 5.50%, 11/25/21, CMO	Ba3/CCC	2,195,241
1,284	Citigroup Mortgage Loan Trust, Inc., 4.717%, 3/25/37, CMO, VRN	NR/CCC	803,664
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (k)	Aaa/A-	4,963,004
2,030	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO	Aaa/NR	1,837,025

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Countrywide Alternative Loan Trust, CMO,
$937	0.426%, 12/20/46, FRN	Caa1/CCC	$452,845
4,756	0.561%, 11/20/35, FRN	Caa1/CCC	2,500,775
4,694	0.581%, 5/25/36, FRN	B3/CCC	2,635,134
431	5.50%, 10/25/35	Ba3/B-	356,375
804	6.00%, 11/25/35	Caa2/CCC	619,937
2,277	6.00%, 4/25/37	NR/CCC	1,563,539
960	6.25%, 8/25/37	Caa1/CCC	505,546
2,453	6.50%, 7/25/35	Ba1/B	1,403,717
1,436	6.50%, 6/25/36	Caa2/NR	877,719
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,930	0.551%, 3/25/35, FRN	A1/AAA	1,210,168
822	3.654%, 6/20/35, VRN	Ba2/BBB-	528,587
208	3.968%, 8/25/34, VRN	Ba1/B+	146,329
437	5.175%, 11/25/35, FRN	NR/CCC	307,643
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
951	0.881%, 3/25/34, FRN	Aa2/AA+	812,765
3,437	7.50%, 5/25/32 (k)	Aaa/AAA	3,103,891
	Credit Suisse Mortgage Capital Certificates, CMO,
2,200	0.403%, 10/15/21, FRN (a)(d)	Aa1/AAA	1,815,514
931	5.896%, 4/25/36	Caa1/CCC	641,903
2,000	6.216%, 2/15/41, VRN	NR/AA	1,723,391
804	6.50%, 5/25/36	Caa2/CCC	305,409
1,037	6.50%, 7/26/36	NR/D	654,252
€5,846	DECO Series, 0.829%, 10/27/20, CMO, FRN	Aaa/AAA	6,054,770
$1,463	Deutsche ALT-A Securities, Inc.,
	0.381%, 2/25/47, CMO, FRN	Caa1/CCC	840,140
2,735	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO	Aaa/AAA	2,571,733
2,040	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.413%, 4/19/48, CMO, FRN	B3/AA+	710,787
	EMF-NL, CMO, FRN (g)
€1,000	1.48%, 4/17/41	Aa1/AA+	923,399
€800	1.68%, 7/17/41	NR/AA	533,211
€1,000	1.93%, 10/17/41	NR/AA+	694,285
	First Horizon Alternative Mortgage Securities, CMO,
$1,527	2.507%, 2/25/35, FRN	NR/BBB-	1,175,261
480	2.576%, 2/25/36, FRN	Ba1/CCC	280,259
715	5.383%, 8/25/35, FRN	B1/B-	198,462
604	6.25%, 11/25/36	NR/CCC	429,094
	First Horizon Asset Securities, Inc., CMO, FRN,
2,431	5.484%, 1/25/37	NR/CCC	1,942,004
406	5.861%, 7/25/37	NR/CCC	320,111
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
503	4.371%, 6/25/34, CMO, FRN	NR/AAA	405,443
801	4.531%, 6/25/34	NR/AAA	654,866
301	5.083%, 7/19/35	B1/BBB	224,504
2,662	Greenpoint Mortgage Funding Trust, 0.411%, 1/25/37, CMO, FRN	Ba1/A-	1,471,292
	Greenwich Capital Commercial Funding Corp., CMO,
2,000	0.371%, 11/5/21, FRN (a)(d)	NR/AA+	1,425,544
127	4.791%, 4/10/37	Aaa/AAA	127,542
3,000	5.224%, 4/10/37, VRN	Aaa/AA+	2,969,593
3,000	5.444%, 3/10/39	Aaa/A	2,786,511
	GSR Mortgage Loan Trust, CMO, VRN,
88	3.507%, 12/25/34	Baa3/BBB-	68,224
4,618	5.147%, 1/25/36	NR/BB	3,708,039

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Harborview Mortgage Loan Trust, CMO,
$4,436	0.423%, 2/19/46, FRN	Baa3/AAA	$2,111,833
842	5.75%, 8/19/36, VRN	NR/CCC	541,499
€1,450	IM Pastor FTH, 0.85%, 3/22/44, CMO, FRN	Aaa/AAA	1,769,702
$1,873	Indymac INDA Mortgage Loan Trust, 5.192%, 12/25/36, CMO, VRN	Caa1/CCC	1,163,559
	Indymac Index Mortgage Loan Trust, CMO, VRN,
299	5.646%, 5/25/37	Caa3/CCC	154,238
3,000	5.873%, 11/25/36	Caa1/BBB	2,020,536
	JLOC Ltd., CMO, FRN,
¥39,676	0.484%, 1/15/15 (b)	Aa2/AA	298,155
¥112,982	0.575%, 2/16/16	Aaa/AAA	848,253
$1,906	JPMorgan Alternative Loan Trust, 5.50%, 11/25/36, CMO, VRN	Ba3/BBB+	1,549,134
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
5,000	0.683%, 7/15/19, FRN (a)(d)	Aa2/NR	3,713,755
3,000	5.42%, 1/15/49	Aaa/NR	2,676,655
100	5.794%, 2/12/51, VRN	Aaa/A+	93,754
1,150	5.833%, 2/15/51, VRN	Aaa/A-	1,137,442
	JPMorgan Mortgage Trust, CMO,
884	4.779%, 7/25/35, VRN	B3/AA	833,476
3,000	4.956%, 11/25/35, VRN	B2/BBB	2,236,686
1,263	5.369%, 6/25/37, VRN	NR/CCC	993,015
2,656	5.50%, 11/25/34	Aaa/NR	1,624,555
	Landmark Mortgage Securities PLC, CMO, FRN,
£2,557	0.824%, 6/17/38	NR/AAA	3,109,761
€975	0.935%, 6/17/38	NR/AAA	1,022,446
$500	LB Commercial Conduit Mortgage Trust, 5.960%, 7/15/44, CMO, VRN	Aaa/A	448,368
	LB-UBS Commercial Mortgage Trust, CMO,
1,277	5.347%, 11/15/38 (k)	NR/AAA	1,249,909
2,000	5.43%, 2/15/40	NR/A+	1,801,881
	MASTR Adjustable Rate Mortgage Trust, CMO,
1,983	0.441%, 4/25/46, FRN	Ba1/A	1,017,234
1,304	1.221%, 1/25/47, FRN	Caa2/CCC	400,753
117	3.451%, 12/25/33, FRN	A1/AAA	77,293
209	3.875%, 1/25/34, FRN	Aaa/AAA	184,704
1,700	4.099%, 10/25/34, VRN	NR/A	1,378,736
900	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/A+	820,696
834	MLCC Mortgage Investors, Inc., 5.813%, 5/25/36, CMO, FRN	Aa2/AAA	754,587
	Morgan Stanley Capital I, CMO,
2,880	5.385%, 3/12/44, VRN	Aaa/AAA	2,863,339
645	5.569%, 12/15/44	NR/A+	541,738
3,000	5.692%, 4/15/49, VRN	Aaa/A-	2,641,399
	Morgan Stanley Mortgage Loan Trust, CMO,
786	3.532%, 1/25/35, VRN	NR/CCC	103,444
1,257	5.75%, 12/25/35	Caa1/CCC	761,053
1,000	6.00%, 8/25/37	NR/CCC	793,357
2,000	Morgan Stanley Reremic Trust, 5.805%, 8/12/45, CMO, VRN (a)(d)	Aaa/NR	1,901,342
884	Prime Mortgage Trust, 7.00%, 7/25/34, CMO	Ba1/AAA	849,825
2,000	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,945,166
	RBSCF Trust, CMO, VRN (a)(d)(g),
2,000	5.223%, 8/16/48	NR/NR	1,607,282
937	5.331%, 2/16/44	NR/NR	743,923

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Residential Accredit Loans, Inc., CMO,
$712	0.411%, 6/25/46, FRN	Caa1/CCC	$268,117
1,622	0.561%, 4/25/37, FRN	Caa3/CCC	633,701
1,954	0.631%, 10/25/45, FRN	B1/A-	984,726
1,643	6.00%, 8/25/35	NR/B-	1,233,660
1,419	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/CCC	1,005,078
1,167	Residential Funding Mortgage Securities I, 5.770%, 7/27/37, CMO, VRN	NR/D	782,671
	RMAC Securities PLC, CMO, FRN (b),
£1,313	0.756%, 6/12/44	Aa1/AAA	1,766,385
€1,185	0.864%, 6/12/44	Aa1/AAA	1,379,991
	Salomon Brothers Mortgage Securities VII, Inc.,
$1,879	6.50%, 2/25/29, CMO	NR/AAA	1,832,227
	Sequoia Mortgage Trust, CMO, FRN,
2,624	0.431%, 7/20/36	Ba3/AAA	2,165,617
3,776	0.451%, 3/20/35	Aa1/AAA	3,121,245
66	Structured Adjustable Rate Mortgage Loan Trust,
	3.189%, 8/25/34, CMO, VRN (d)	A3/AA	57,745
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
99	0.431%, 9/25/47	Aa3/AAA	94,274
224	0.461%, 5/25/45	Ba1/AAA	141,097
1,184	0.563%, 10/19/34	Aa1/AAA	945,364
	Structured Asset Securities Corp., CMO,
3,248	0.731%, 5/25/33, FRN (k)	NR/AAA	2,380,018
1,239	2.731%, 1/25/34, VRN	A2/AA	956,226
1,274	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.988%, 10/25/37, CMO, FRN	B3/B+	1,048,219
863	TBW Mortgage Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	544,852
1,000	UBS Commercial Mortgage Trust, 0.814%, 7/15/24 (a)(d)	Aa1/BB+	602,831
	Wachovia Bank Commercial Mortgage Trust, CMO,
540	0.323%, 9/15/21, FRN (a)(d)	Aaa/AA+	475,021
5,000	0.353%, 9/15/21, FRN (a)(d)	A1/A+	3,710,678
3,490	5.74%, 5/15/43, VRN (k)	Aaa/NR	3,534,322
	WaMu Mortgage Pass Through Certificates, CMO,
91	0.521%, 10/25/45, FRN	Aa2/AAA	65,410
4,990	2.759%, 7/25/46, FRN	Ba2/B-	3,270,261
284	3.476%, 3/25/33, FRN	Aaa/AAA	251,487
1,876	5.573%, 3/25/37, VRN	NR/CCC	1,340,375
5,018	5.608%, 6/25/37, FRN	NR/CCC	3,670,875
2,856	5.654%, 7/25/37, FRN	NR/CC	1,995,030
8,653	5.677%, 2/25/37, VRN	NR/CCC	6,053,006
3,991	5.819%, 7/25/37, FRN	NR/CCC	2,821,188
2,349	5.830%, 2/25/37, FRN	NR/CCC	1,629,637
5,144	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	5.50%, 7/25/35, CMO	Baa3/AAA	3,302,353
140	Washington Mutual MSC Mortgage Pass Through Certificates,
	3.279%, 6/25/33, CMO, FRN	Aaa/AAA	124,350

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Wells Fargo Mortgage Backed Securities Trust CMO,
$1,727	0.731%, 7/25/37, FRN	B2/NR	$1,044,664
112	5.236%, 4/25/36, VRN	NR/B	100,979
206	5.236%, 4/25/36, VRN	NR/BBB+	171,972
171	5.50%, 1/25/36,	B3/NR	107,850
940	5.553%, 7/25/36, FRN	NR/CCC	749,960
318	5.668%, 10/25/36, FRN	B3/NR	256,291
114	5.737%, 9/25/36, FRN	NR/CCC	89,377
3,312	6.022%, 9/25/36, FRN	B3/NR	2,574,884
113	6.054%, 10/25/36, FRN	Caa1/NR	84,567
	Total Mortgage-Backed Securities (cost—$216,957,247)		227,124,216

CORPORATE BONDS & NOTES—45.4%
Airlines—8.2%
	American Airlines Pass Through Trust (k),
10,957	6.817%, 11/23/12	B2/BB-	10,820,038
1,474	8.608%, 10/1/12	Ba3/B+	1,437,150
2,500	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(k)	B2/B	2,618,750
	Continental Airlines, Inc. (k),
1,157	7.707%, 10/2/22	Baa2/BBB	1,142,173
1,299	8.048%, 5/1/22	Baa2/BBB	1,295,576
2,000	Delta Air Lines, Inc., 7.75%, 12/17/19 (k)	Baa2/A-	2,105,000
1,074	Northwest Airlines, Inc., 1.019%, 5/20/14, FRN (MBIA) (k)	Baa2/BBB-	921,243
	United Air Lines, Inc. (k),
3,000	9.75%, 1/15/17	Ba1/BBB	3,150,000
3,000	10.40%, 5/1/18	Ba1/BBB	3,232,500
51	United Air Lines Pass Through Trust, 7.73%, 1/1/12 (k)	Ba3/BBB-	50,653
			26,773,083

Banking—5.8%
	Barclays Bank PLC,
3,000	6.05%, 12/4/17 (a)(d)	Baa1/A	3,108,366
£900	14.00%, 6/15/19 (h)	Baa2/BBB+	1,835,149
$6,875	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(k)	Aa2/AA-	8,811,873
5,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	Baa3/BBB	5,173,675
			18,929,063

Drugs & Medical Products—1.0%
3,000	CVS Pass-Through Trust, 7.507%, 1/10/32 (a)(d)	Baa2/BBB+	3,241,824

Energy—0.8%
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (k)	Baa2/BBB	2,616,675

Financial Services—19.5%
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(d)(k)	Baa3/BBB	2,007,662
	CIT Group, Inc.,
299	7.00%, 5/1/13	NR/NR	275,438
449	7.00%, 5/1/14	NR/NR	403,613
449	7.00%, 5/1/15	NR/NR	392,385
748	7.00%, 5/1/16	NR/NR	645,555
1,048	7.00%, 5/1/17	NR/NR	897,229
	Ford Motor Credit Co. LLC (k),
3,000	3.001%, 1/13/12, FRN	B3/B-	2,838,750
6,500	7.25%, 10/25/11	B3/B-	6,582,076
4,600	7.80%, 6/1/12	B3/B-	4,666,769
2,525	9.875%, 8/10/11	B3/B-	2,642,622

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	GMAC, Inc. (k),
$4,500	6.625%, 5/15/12	Ca/B	$4,427,132
1,850	6.75%, 12/1/14	Ca/B	1,799,177
2,500	6.875%, 9/15/11	Ca/B	2,495,603
2,000	7.25%, 3/2/11	Ca/B	2,011,988
	International Lease Finance Corp.(k),
8,150	4.75%, 1/13/12	B1/BB+	7,194,413
4,900	4.95%, 2/1/11	B1/BB+	4,616,937
8,000	5.45%, 3/24/11	B1/BB+	7,548,104
2,500	Morgan Stanley, 0.731%, 10/15/15, FRN (k)	A2/A	2,323,562
	SLM Corp.,
940	0.479%, 10/25/11, FRN (k)	Ba1/BBB-	867,300
220	2.267%, 6/15/13, FRN	Ba1/BBB-	191,822
200	2.267%, 12/15/13, FRN	Ba1/BBB-	169,596
€3,000	4.75%, 3/17/14	Ba1/BBB-	3,732,018
$3,000	8.45%, 6/15/18 (k)	Ba1/BBB-	2,945,295
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)(k)	Baa3/BBB-	2,096,875
			63,771,921

Healthcare & Hospitals—1.0%
3,000	HCA, Inc., 8.50%, 4/15/19 (a)(d)(k)	Ba3/BB	3,187,500

Hotels/Gaming—1.5%
6,172	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)(k)(l)
	(acquisition cost—$6,233,392; purchased 6/12/08-10/8/08)	Baa3/BB	4,963,913

Insurance—4.2%
	American International Group, Inc.,
2,000	0.361%, 10/18/11, FRN (k)	A3/A-	1,821,472
2,700	5.85%, 1/16/18 (k)	A3/A-	2,172,080
4,000	8.175%, 5/15/68, (converts to FRN on 5/15/38) (k)	Ba2/BBB	2,720,000
6,400	8.25%, 8/15/18 (k)	A3/A-	5,884,237
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,243,862
			13,841,651

Paper & Forest Products—0.6%
$2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (k)	Ba1/BBB-	1,952,702

Software—0.6%
2,000	First Data Corp., 9.875%, 9/24/15 (k)	Caa1/B-	1,795,000

Telecommunications—1.2%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (k)	Ba2/BB	1,990,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14 (k)	Ba3/B+	2,022,500
			4,012,500

Tobacco—1.0%
3,000	Reynolds American, Inc., 7.25%, 6/1/13 (k)	Baa3/BBB	3,333,027
	Total Corporate Bonds & Notes (cost—$133,236,647)		148,418,859

U.S. GOVERNMENT AGENCY SECURITIES—20.9%
	Freddie Mac—1.0%
282	0.189%, 5/4/11, FRN (i)	Aaa/AAA	282,336
2,470	0.303%, 4/7/11, FRN (i)	Aaa/AAA	2,474,409
375	6.00%, 4/15/36, CMO (k)	Aaa/AAA	402,142
			3,158,887

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Ginnie Mae—19.9%
$14	6.00%, 11/15/34, MBS	Aaa/AAA	$14,853
2,600	6.00%, 2/15/37, MBS (k)	Aaa/AAA	2,785,090
950	6.00%, 1/15/38, MBS (k)	Aaa/AAA	1,015,206
166	6.00%, 3/15/38, MBS (k)	Aaa/AAA	177,572
530	6.00%, 6/15/38, MBS (k)	Aaa/AAA	566,949
631	6.00%, 8/15/38, MBS (k)	Aaa/AAA	674,938
11,990	6.00%, 9/15/38, MBS (k)	Aaa/AAA	12,837,658
12,638	6.00%, 10/15/38, MBS (k)	Aaa/AAA	13,510,193
4,634	6.00%, 11/15/38, MBS (k)	Aaa/AAA	4,956,001
6,102	6.00%, 12/15/38, MBS (k)	Aaa/AAA	6,526,408
6,800	6.00%, 1/15/39, MBS (k)	Aaa/AAA	7,267,936
3,000	6.00%, 10/15/39, MBS (k)	Aaa/AAA	3,213,588
803	6.00%, 12/15/39, MBS (k)	Aaa/AAA	860,558
10,000	6.00%, MBS, TBA (e)	Aaa/AAA	10,676,560
			65,083,510
	Total U.S. Government Agency Securities (cost—$67,710,552)		68,242,397

ASSET-BACKED SECURITIES—13.1%
967	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	786,790
1,893	ACE Securities Corp., 0.631%, 8/25/45, FRN	NR/AAA	1,668,322
870	American Express Credit Account Master Trust, 0.513%, 3/17/14, FRN (a)(d)	Baa2/BBB+	852,609
2,220	Asset-Backed Funding Certificates, 0.781%, 8/25/33, FRN	Aa2/AA	1,635,009
1,857	Bear Stearns Asset Backed Securities Trust, 4.36%, 7/25/36, VRN	NR/CC	942,065
1,308	Bear Stearns Second Lien Trust, 0.451%, 12/25/36, FRN (a)(d)	B3/B	913,421
	Conseco Finance Securitizations Corp.,
1,955	7.27%, 9/1/31	Caa1/B-	1,995,382
709	7.96%, 2/1/32	Ca/CCC-	606,823
353	7.97%, 5/1/32	Ca/CCC-	268,821
4,093	8.06%, 5/1/31	Ca/NR	3,226,489
	Conseco Financial Corp.,
6	6.11%, 9/1/23	NR/B-	6,281
382	6.22%, 3/1/30	NR/BBB	378,165
476	6.33%, 11/1/29, VRN	Baa2/NR	451,396
303	6.53%, 2/1/31, VRN	NR/B-	244,387
328	6.86%, 3/15/28	A2/NR	330,214
461	7.05%, 1/15/27	B3/B	346,507
1,591	7.14%, 3/15/28	Baa1/NR	1,604,870
1,163	7.24%, 6/15/28, VRN	Baa1/NR	1,176,541
1,414	7.40%, 6/15/27	A2/AA	1,447,070
213	7.65%, 10/15/27, VRN	Aa1/AAA	212,793
	Countrywide Asset-Backed Certificates,
1,560	0.571%, 12/25/36, FRN (a)(d)	NR/A	658,596
1,982	0.621%, 11/25/34, FRN	Aaa/AAA	1,650,241
281	4.693%, 10/25/35, VRN	Aa1/AAA	245,789
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	893,350
575	GSAA Trust, 0.501%, 6/25/35, FRN	Aa3/AAA	345,588
249	Home Equity Asset Trust, 2.631%, 10/25/33, FRN	Ba1/B-	178,599
	JPMorgan Mortgage Acquisition Corp., FRN,
218	0.281%, 7/25/36	Aaa/AAA	213,717
327	0.281%, 10/25/36	A2/AAA	302,843
16	0.311%, 8/25/36	Ba3/CCC	5,279

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$730	Long Beach Mortgage Loan Trust, 2.706%, 3/25/32, FRN	B3/NR	$222,016
2,955	Loomis Sayles, 0.479%, 10/26/20, CLO, FRN (a)(d)	Aa1/A+	2,514,006
	MASTR Asset Backed Securities Trust,
1,000	0.601%, 6/25/35, FRN	Aaa/AAA	835,519
997	5.233%, 11/25/35	Ba2/AAA	909,542
489	Morgan Stanley ABS Capital I, 0.411%, 1/25/36, FRN	Baa2/B-	434,892
2,889	Morgan Stanley Dean Witter Capital I, 1.656%, 2/25/33, FRN	Aa2/AA	1,770,399
	Oakwood Mortgage Investors, Inc.,
49	0.463%, 5/15/13, FRN	Caa1/BB-	34,776
2,199	8.00%, 10/15/26	NR/AAA	2,169,655
5,000	Origen Manufactured Housing, 7.65%, 3/15/32	B2/NR	4,777,196
1,838	Popular ABS Mortgage Pass-Through Trust, 0.511%, 7/25/35, FRN	Aaa/AAA	1,167,304
849	Quest Trust, 1.131%, 6/25/34, FRN (a)(d)	Aa2/AA	823,921
	Residential Asset Mortgage Products, Inc.,
1,712	5.22%, 7/25/34, VRN	B3/CCC	1,405,357
2,018	5.86%, 11/25/33	Aa3/AAA	1,538,144
536	Specialty Underwriting & Residential Finance, 0.481%, 9/25/36, FRN	Baa1/A	476,295
297	Wachovia Asset Securitization, Inc., 0.661%, 12/25/32, FRN	Baa2/A	211,632
	Total Asset-Backed Securities (cost—$39,707,464)		42,878,611

Shares
CONVERTIBLE PREFERRED STOCK—4.2%
Financial Services—4.2%
14,500	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$9,203,225)	Ba1/A-	13,667,700

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—2.9%
Computer Services—0.5%
	First Data Corp., Term B ,
$1,802	2.981%, 9/24/14		1,562,813
55	2.999%, 9/24/14		47,514
98	3.001%, 9/24/14		84,686
			1,695,013

Financial Services—2.1%
5,000	American General Finance Corp., 5.00%, 7/9/10 (e)		4,803,125
2,000	CIT Group, Inc., 9.75%, 1/20/12, Term A		2,048,126
			6,851,251

Printing/Publishing—0.1%
515	Tribune Co., 5.00%, 6/4/24, Term X (b)(f)(l)
	(acquisition cost—$499,096; purchased 11/30/07-2/27/09)		314,017

Telecommunications—0.2%
777	Supermedia, Inc., 11.00%, 12/31/15, Term L (b)(l)
	(acquisition cost—$897,426; purchased 12/31/09)		735,501
	Total Senior Loans (cost—$9,913,048)		9,595,782

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS—0.7%
West Virginia—0.7%
$3,070	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$2,942,845)	Baa3/BBB	$2,479,393

Shares
COMMON STOCK (j)—0.3%
Financial Services—0.3%
25,770	CIT Group, Inc. (cost—$554,367)		820,001

PREFERRED STOCK—0.2%
Financial Services—0.2%
	SLM Corp., CPI - Linked MTN, Series A, FRN,
32,400	1.82%, 3/15/17	Ba1/BBB-	522,774
8,500	1.87%, 1/16/18	Ba1/NR	137,700
	Total Preferred Stock (cost—$460,125)		660,474

Principal
Amount
(000s)
U.S. TREASURY BONDS & NOTES (i)—0.1%
$336	U.S. Treasury Bonds & Notes, 1.00%, 9/30/11 (cost—$337,082)		338,087

SHORT-TERM INVESTMENTS—7.1%
Corporate Notes—6.1%
Financial Services—6.1%
4,908	American General Finance Corp., 4.875%, 5/15/10 (k)	B2/BB+	4,854,650
RUB 165,000	GPB Eurobond Finance PLC for Gazprombank, 7.25%, 2/22/10	Baa3/BB	5,410,754
€2,000	Green Valley Ltd., 4.292%, 1/10/11, FRN (a)(b)(d)(l)
	(acquisition cost—$2,938,700; purchased 12/11/07)	NR/BB+	2,740,502
	International Lease Finance Corp.,
€2,000	1.15%, 7/6/10, FRN	B1/BB+	2,696,329
$4,000	4.875%, 9/1/10 (k)	B1/BB+	3,899,744
332	SLM Corp., 1.017%, 3/15/10, FRN	Ba1/BBB-	331,585
	Total Corporate Notes (cost—$21,188,222)		19,933,564

U.S. Government Agency Securities (i)—0.2%
578	Fannie Mae, 0.228%, 8/5/10, FRN (cost—$568,865)	Aaa/AAA	578,182

U.S. Treasury Bills (i)—0.0%
134	0.25%, 2/4/10 (cost—$134,000)		134,000

Repurchase Agreements—0.8%
2,500	Deutsche Bank Securities, Inc., dated 1/29/10, 0.10%, due 2/1/10, proceeds $2,500,021; collateralized by U.S. Treasury Bonds, 4.375%, due 11/15/39, valued at $2,564,141 including accrued interest (cost—$2,500,000)		2,500,000
	Total Short-Term Investments (cost—$24,391,087)		23,145,746

	Total Investments before securities sold short (cost—$505,413,689)—164.3%		537,371,266

SECURITIES SOLD SHORT—(0.3)%
U.S. Government Agency Securities—(0.3%)
1,000	Ginnie Mae, 6.50%, MBS, TBA (proceeds—-$1,068,750)	Aaa/AAA	(1,072,344)

	Total Investments net of securities sold short (cost—$504,344,939)—164.0%		536,298,922
	Other liabilities in excess of other assets—(64.0%)		(209,279,915)
	Net Assets—100%		$327,019,007

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $73,499,931, representing 22.5% of net assets.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be settled/delivered after January 31, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $7,485,960, representing 2.3% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for swaps.

(j)	Non-income producing.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Restricted. The aggregate acquisition cost of such securities is $10,568,614. The aggregate market value of $8,753,933, is approximately 2.7% of net assets.

Glossary:

£—British Pound

CLO—Collateralized Loan Obligation

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

MTN—Medium Term Note

NR—Not Rated

RUB—Russian Ruble

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at January 31, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received by Fund	Value (4)	Received	(Depreciation)
Barclays Bank:
Gazprom	$1,250	2.77%	12/20/17	1.90%	$(65,467)	—	$(65,467)
VTB Capital	1,250	3.97%	12/20/17	2.34%	(118,562)	—	(118,562)
Citigroup:
Majapahit Holding	3,000	1.98%	12/20/17	2.65%	140,668	—	140,668
Republic of Indonesia	3,000	2.14%	12/20/17	2.14%	8,407	—	8,407
SLM	2,500	5.11%	12/20/13	5.00%	4,296	$(385,000)	389,296
Credit Suisse First Boston:
ABX Home Equity Index 06-1	3,484	95.61%	7/25/45	0.54%	(3,075,465)	(1,515,422)	(1,560,043)
TNK	1,500	3.17%	12/20/17	3.15%	3,783	—	3,783
Deutsche Bank:
ABX Home Equity Index 06-1	261	95.61%	7/25/45	0.54%	(230,660)	(108,431)	(122,229)
SLM	1,400	5.11%	12/20/13	5.00%	2,967	(196,000)	198,967
JPMorgan Chase:
Cemex	2,000	0.00%	12/20/17	1.64%	(62,397)	—	(62,397)
Merrill Lynch:
Dow Jones CDX HY-9 Index 35-100%	9,627	0.77%	12/20/12	1.443%	198,953	—	198,953
SLM	7,000	5.11%	12/20/13	5.00%	14,836	(857,500)	872,336
					$(3,178,641)	$(3,062,353)	$(116,288)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at January 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)
Purchased:
241,609 Australian Dollar settling 2/26/10	Royal Bank of Scotland	$220,836	$214,216	$(6,620)
742,000 British Pound settling 2/3/10	Citigroup	1,187,041	1,188,971	1,930
403,000 British Pound settling 3/25/10	Deutsche Bank	645,896	645,527	(369)
68,899 South African Rand settling 7/28/10	Barclays Bank	8,738	8,832	94
68,899 South African Rand settling 2/18/10	Citigroup	8,990	9,103	113
Sold:
742,000 British Pound settling 3/25/10	Citigroup	1,186,614	1,188,538	(1,924)
742,000 British Pound settling 2/3/10	Royal Bank of Scotland	1,183,386	1,188,972	(5,586)
5,106,000 British Pound settling 3/25/10	UBS	8,218,285	8,178,808	39,477
5,132,000 Euro settling 3/17/10	Goldman Sachs	7,454,512	7,132,479	322,033
3,702,000 Euro settling 3/23/10	JPMorgan Chase	5,317,034	5,144,975	172,059
5,864,000 Euro settling 4/26/10	JPMorgan Chase	8,304,949	8,148,903	156,046
1,469,000 Euro settling 2/18/10	Royal Bank of Scotland	2,180,114	2,041,762	138,352
109,050,000 Japanese Yen settling 4/16/10	Royal Bank of Scotland	1,198,950	1,203,255	(4,305)
223,567,350 Russian Ruble settling 7/14/10	JPMorgan Chase	7,309,706	7,205,801	103,905
68,899 South African Rand settling 2/18/10	Barclays Bank	9,012	9,103	(91)
				$915,114

The Fund received $260,000 in principal value of U.S. Treasury Bills and $830,000 in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

(C) Open reverse repurchase agreements at January 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.14%	1/22/10	2/17/10	$40,451,573	$40,450,000
	0.55%	1/19/10	2/18/10	2,807,995	2,807,438
	0.85%	1/26/10	2/25/10	3,627,514	3,627,000
Barclays Bank	0.21%	1/13/10	2/11/10	367,041	367,000
	0.55%	1/14/10	2/16/10	7,232,989	7,231,000
	0.55%	1/19/10	2/16/10	4,888,971	4,888,000
	0.55%	1/19/10	2/18/10	1,685,335	1,685,000
	0.55%	1/21/10	2/22/10	2,469,415	2,469,000
	0.55%	1/28/10	2/26/10	4,302,263	4,302,000
	0.65%	1/6/10	2/5/10	1,938,910	1,938,000
	0.65%	1/7/10	2/9/10	10,277,637	10,273,000
	0.65%	1/11/10	2/8/10	1,169,443	1,169,000
	0.65%	1/13/10	2/12/10	9,034,098	9,031,000
	0.75%	1/7/10	2/9/10	4,360,270	4,358,000
	0.75%	1/8/10	2/10/10	2,755,377	2,754,000
	0.75%	1/20/10	2/18/10	5,953,488	5,952,000
	0.75%	1/28/10	2/26/10	1,533,128	1,533,000
	0.80%	1/11/10	2/8/10	9,277,327	9,273,000
	0.85%	1/11/10	2/11/10	2,752,364	2,751,000
	0.85%	1/12/10	2/11/10	2,243,059	2,242,000
	0.85%	1/15/10	2/17/10	4,229,697	4,228,000
	1.00%	1/11/10	2/11/10	7,335,276	7,331,000
	1.00%	1/14/10	2/16/10	2,556,277	2,555,000
BNP Paribas	0.14%	1/26/10	2/17/10	9,718,227	9,718,000
Credit Suisse First Boston	0.55%	1/5/10	2/4/10	7,970,286	7,967,000
Greenwich	0.13%	1/13/10	2/11/10	1,461,100	1,461,000
	0.83%	1/28/10	3/1/10	4,149,383	4,149,000
	0.98%	1/15/10	2/18/10	2,415,117	2,414,000
JPMorgan Chase	0.85%	1/20/10	2/18/10	14,237,033	14,233,000
	0.85%	1/26/10	2/25/10	4,673,662	4,673,000
Morgan Stanley	0.80%	1/28/10	3/1/10	17,016,512	17,015,000
					$194,844,438

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended January 31, 2010 was $158,975,300 at a weighted average interest rate of 0.64%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2010 was $214,009,999.

The Fund received $320,000 and $2,425,404 in principal value of U.S. Treasury Bills and U.S. government agency securities, respectively and $687,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                   Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                   Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                   Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at January 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$219,638,256	$7,485,960	$227,124,216
Corporate Bonds & Notes:
Airlines	—	13,438,788	13,334,295	26,773,083
All Other	—	121,645,776	—	121,645,776
U.S. Government Agency Securities	—	68,242,397	—	68,242,397
Asset-Backed Securities	—	42,878,611	—	42,878,611
Convertible Preferred Stock	$13,667,700	—	—	13,667,700
Senior Loans	—	9,595,782	—	9,595,782
Municipal Bonds	—	2,479,393	—	2,479,393
Common Stock	820,001	—	—	820,001
Preferred Stock	137,700	522,774	—	660,474
U.S. Treasury Bonds and Notes	—	338,087	—	338,087
Short-Term Investments	—	23,145,746	—	23,145,746
Total Investments in Securities - Assets	$14,625,401	$501,925,610	$20,820,255	$537,371,266

Investments in Securities - Liabilities
U.S. Government Agency Securities	—	$(1,072,344)	—	$(1,072,344)

Other Financial Instruments*	—	$654,375	$144,451	$798,826

Total Investments	$14,625,401	$501,507,641	$20,964,706	$537,097,748

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	and/or out	Ending Balance
	10/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	of Level 3	1/31/10
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$7,121,578	$12,736	$10,466	$341,180	—	$7,485,960
Corporate Bonds & Notes:
Airlines	$8,058,296	4,690,625	36,542	5,950	542,882	—	13,334,295
Total Investments in Securities - Assets	$8,058,296	$11,812,203	$49,278	$16,416	$884,062	—	$20,820,255

Other Financial Instruments*	$122,850	—	—	—	$17,818	$3,783	$144,451

Total Investments	$8,181,146	$11,812,202	$49,279	$16,416	$901,880	$3,783	$20,964,706

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of investments and other financial instruments, which the Fund held at January 31, 2010 was $884,043 and $17,817, respectively.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures About Fair Value Measurements” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund management is in the process of reviewing ASU 2010-06 to determine future applicability

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 23, 2010